Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Consolidated Statements of Operations and Comprehensive Income (Loss)
NET REVENUE	$ 64,855,025	$ 57,099,884	$ 50,033,200
COST OF REVENUE	58,627,728	51,461,354	42,494,047
GROSS PROFIT	6,227,297	5,638,530	7,539,153
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	4,125,294	3,250,485	2,728,009
INCOME FROM OPERATIONS	2,102,003	2,388,045	4,811,144
Other income (expenses)
Interest income (expense), net	24,860	(57,671)	(242,877)
Investment income (loss)	(812,804)	462,014	57,984
Grant income	413,717	564,098	1,082,053
Other income (expense)	(167,217)	6,791	97,045
Total Other income (expense)	(541,444)	975,232	994,205
INCOME BEFORE INCOME TAX PROVISION	1,560,559	3,363,277	5,805,349
PROVISION FOR INCOME TAXES	194,302	255,133	864,908
NET INCOME	1,366,257	3,108,144	4,940,441
Less: net income (loss) attributable to non-controlling interest	289,564	(44,724)	(123,269)
NET INCOME ATTRIBUTABLE TO QILIAN INTERNATIONAL HOLDING GROUP LIMITED	1,076,693	3,152,868	5,063,710
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	(3,091,179)	1,560,381	1,263,140
COMPREHENSIVE INCOME (LOSS)	(1,724,922)	4,668,525	6,203,581
Less: comprehensive income (loss) attributable to non - controlling interests	101,542	56,590	(1,303)
COMPREHENSIVE INCOME ATTRIBUTABLE TO QILIAN INTERNATIONAL HOLDING GROUP LIMITED	$ (1,826,464)	$ 4,611,935	$ 6,204,884
Earnings per ordinary share Basic	$ 0.03	$ 0.09	$ 0.17
Earnings per ordinary share Diluted	$ 0.03	$ 0.09	$ 0.17
Weighted average ordinary shares Basic	35,750,000	34,089,286	30,000,000
Weighted average ordinary shares Diluted	35,750,000	34,089,286	30,000,000